S000000606 [Member] Annual Fund Operating Expenses - Nuveen Small Cap Value Opportunities Fund	Jun. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2028
Nuveen Small Cap Value Opportunities Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.34%	[1]
Expenses (as a percentage of Assets)	1.39%
Fee Waiver or Reimbursement	(0.19%)	[2]
Net Expenses (as a percentage of Assets)	1.20%
Nuveen Small Cap Value Opportunities Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.34%	[1]
Expenses (as a percentage of Assets)	2.14%
Fee Waiver or Reimbursement	(0.20%)	[2]
Net Expenses (as a percentage of Assets)	1.94%
Nuveen Small Cap Value Opportunities Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%	[1]
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.18%)	[2]
Net Expenses (as a percentage of Assets)	0.95%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%	[1]
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.18%)	[2]
Net Expenses (as a percentage of Assets)	0.71%

[1]	Restated to reflect estimate for the current fiscal year.
[2]	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.99% through July 31, 2028 or 1.50% after July 31, 2028 of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 shares will be less than the expense limitation. The expense limitation expiring July 31, 2028 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.